Related party transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Edigene (Beijing) Inc.
Disclosure of balance with related parties [Line Items]
Trade receivables	¥ 597	¥ 214
FHP Holdings Ltd.
Disclosure of balance with related parties [Line Items]
Other payables		¥ 24
Hangzhou ImmuQuad Biotechnologies, LLC
Disclosure of balance with related parties [Line Items]
Trade payables	¥ 3